Investor A, Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investor A, Institutional [Member] | BlackRock Defensive Advantage Emerging Markets Fund | Investor A Shares
Prospectus [Line Items]
Annual Return [Percent]	10.16%	11.67%	(11.34%)	4.45%